NOTES RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4 –NOTES RECEIVABLE AND OTHER RECEIVABLES

Notes receivable consisted of bank notes of $414,352 and $214,999 provided by the Company’s customers as of September 30, 2018 and 2017, respectively, these notes are guaranteed by the banks.

Other receivables consisted of mainly the legal claims of $0.64 million and $1.1 million to be collected from the Company’s debtors as of September 30, 2018 and 2017, respectively.

During 2010, the Company entered into two loan agreements with Raozhou Dianli Ltd and Xianjin Cao, and advanced RMB 9 million on the first loan and RMB 1.5 million on the second loan, totaled RMB 10.5 million (approximately USD 1.52 million). The terms of these two loans are both one year. Both borrowers defaulted and didn’t make any repayment when the terms expired. The Company thus sued these two parties and pursuant to the final judgment ruled by Jiangsu High People’s Court, the Company is entitled to a repayment of RMB 10.5 million plus interest with an interest rate that is four times higher than the normal interest rate in the corresponding period. The claim has been covered by real estate assets of Raozhou Dianli Ltd, which have been seized by the Court and has an appraised value of RMB 143.1 million, or about USD 21.5 million as of September 19, 2017, according the recent appraisal report, which is much higher than the Company’s claim. The Company is listed as the first-in-line creditor and the management believes that the repayment of RMB 10.5 million and outstanding interest is reasonably assured. The Company recorded RMB 10.5 million as Other Receivable. As of September 30, 2018 and 2017, the outstanding balance is RMB 4.4 million (USD 0.64 million) and RMB 7.4 million (USD 1.1 million), respectively.

In the opinion of the management, after consultation with the Company’s legal counsel, the management believes it is assured the balance will be collected as the debtor has real properties seized by the Court worth much more than the debt owed to the Company.